Significant accounting judgement, estimates and assumptions	12 Months Ended
Oct. 31, 2021
Significant accounting judgement, estimates and assumptions
Significant accounting judgement, estimates and assumptions

4. Significant accounting judgement, estimates and assumptions

Use of estimates & accounting judgements

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, and shareholders’ equity at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates.

The estimates and assumptions are reviewed on an ongoing basis. Revisions in accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.

A.	Use of estimates

Critical accounting estimates are those that require management to make assumptions about matters that are highly uncertain at the time the estimate or assumption is made. Critical accounting estimates are also those that could potentially have a material impact on the Company’s financial results where a different estimate or assumption is used. The significant areas of estimation uncertainty are:

Expected credit losses

The Company’s accounts receivables are typically short-term in nature and the Company recognizes an amount equal to the lifetime expected credit losses (“ECL”). The Company measures lifetime ECLs based on historical experience and including forecasted economic conditions. The amount of ECLs is sensitive to changes in circumstances of forecast economic conditions.

Inventory valuation

Inventory is carried at the lower of cost and net realizable value; in estimating net realizable value, the Company makes estimates related to obsolescence, future selling prices, seasonality, customer behavior, and fluctuations in inventory levels.

Estimated useful lives, residual values and depreciation of property and equipment

Depreciation of property and equipment is dependent upon estimates of useful lives and residual values, which are determined through the exercise of judgement.

Estimated useful lives of intangibles

Amortization of intangible assets is dependent upon estimates of useful lives, lease terms and residual values which are determined through the exercise of judgement.

A.	Use of estimates (continued)

Fair value of financial instruments

The individual fair values attributed to different components of a financing transaction are determined using valuation techniques.  The Company uses judgement to select the methods used to make certain assumptions and in performing the fair value calculations in order to determine; (a) the values attributable to each component of a transaction at the time of their issuance; (b) the fair value measurement for certain instruments that require subsequent measurement at fair value on a recurring basis; and (c) for disclosing the fair value of financial instruments subsequently carried at amortized cost.  These valuation estimates could be significantly different because of the use of judgement and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use (“VIU”). The fair value less costs of disposal calculation is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. The estimated future cash flows are derived from management estimates, budgets and past performance and do not include activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the cash generating unit being tested. The recoverable amount is sensitive to the discount rate used for the discounted cash flow model as well as the expected future cash flows and the growth rate used for extrapolation purposes.

Business combinations

In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or

Business combinations (continued)

management develop the fair value, using approximate valuation techniques, which are generally based on a forecast of the total expected future cash flows. The evaluations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and the discount rate applied. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. When provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. However, the measurement period will last for up to one year from the acquisition date.

Taxation

The calculations for current and deferred taxes require management’s interpretation of tax regulations and legislation in the various tax jurisdictions in which the Company operates, which are subject to change. The measurement of deferred tax assets and liabilities requires estimates of the timing of the reversal of temporary differences identified and management’s assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income before they expire, which involves estimating future taxable income.

The Company is subject to assessments by various taxation authorities in the tax jurisdictions in which it operates, and these taxation authorities may interpret the tax legislation and regulations differently. In addition, the calculation of income taxes involves many complex factors. As such, income taxes are subject to measurement uncertainty and actual amounts of taxes may vary from the estimates made by management.

Deferred tax assets

Deferred tax assets, including those arising from tax loss carry-forwards, require management to assess the likelihood that the Company will generate sufficient taxable income in future periods in order to utilize recognized deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. In addition, future changes in tax laws could limit the ability of the Company to obtain tax deductions in future periods. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be impacted.

B.	Use of estimates (continued)

Measurement of share-based payments, warrants, stock options, and restricted share units

In calculating the value of share-based payments, warrants, stock options, and restricted share units (“RSUs”) key estimates such as the value of the common shares, the rate of forfeiture, the expected life, the volatility of the value of the Company’s common shares and the risk-free interest rate are used.

C.	Judgements

Judgement is used in situations when there is a choice and/or assessment required by management. The following are critical judgements apart from those involving estimations, that management has made in the process of applying the Company’s accounting policies and that have a significant effect on the amounts recognized in the consolidated financial statements.

Determination of CGUs

For the purposes of assessing impairment of non-financial assets, the Company must determine CGUs. Assets are allocated to CGUs based on the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Determination of what constitutes a CGU is subject to management judgement. The asset composition of a CGU can directly impact the recoverability of assets included within the CGU. The determination of the Company’s CGUs was based on management’s judgement in regards to the generation of cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. For the Company, this is store level for bricks and mortar retail sales and subsidiaries for ecommerce.

For the purposes of assessing impairment for goodwill, the Company groups CGUs on the basis of which CGUs utilize and benefit from the goodwill acquired in the business combinations.

Business combinations and asset acquisitions

Classification of an acquisition as a business combination or an asset acquisition depends on whether the assets acquired constitute a business, which can be a complex judgement.  Where an acquisition is classified as a business combination or an asset acquisition can have a significant impact on the entries made on and after the acquisition. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using approximate valuation techniques, which are generally based on a forecast of the total expected future cash flows. The evaluations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and

Business combinations and asset acquisitions (continued)

any changes in the discount rate applied. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process.

Consolidation

The determination of which entities require consolidation is subject to management judgement regarding levels of control, assumptions of risk and other factors that may ultimately include or exclude an entity from the classification of a subsidiary or other entity requiring consolidation.

Contingencies

Management uses judgement to assess the existence of contingencies. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. Management also uses judgement to assess the likelihood of the occurrence of one or more future events.

Derivative liability

Management applies judgement in determining the fair value of the derivative liability associated with warrants by applying assumptions and estimates using the Black-Scholes valuation model. These assumptions and estimates require a high degree of judgement and a change in these estimates may result in a material effect to the consolidated financial results.

Put Obligations

Management applies judgement in determining the estimated future cashflows of the subsidiary to determine the forecasted trailing 12-month EBITDA and revenue used in the fair value calculation of the put obligations related to the business combinations for Fab Nutrition LLC and Enigmaa Ltd. These assumptions and estimates require a high degree of judgement and a change in these estimates may result in a material effect to the consolidated financial results.